Acquisitions of subsidiary - Summary of Purchase Price of the Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	May 31, 2021
Business Acquisition [Line Items]
Cash	¥ 1,954
Accounts receivable, net of allowance for doubtful accounts	37
Prepaid expense and other receivables	194
Property, plant and equipment, net	19
Intangible assets, net	30
Total assets acquired	17,637	¥ 3,452
Accounts payable	(3)
Payroll and welfare payable	(22)
Income taxes payable	(2)
Deferred tax liabilities	(3,851)
Total liabilities assumed	(3,878)	¥ (740)
Net assets acquired	13,759
Insurance adjusting licenses [Member]
Business Acquisition [Line Items]
Intangible assets	3,067
Insurance agency licenses [Member]
Business Acquisition [Line Items]
Intangible assets	¥ 12,336